Other Equity Instruments - Summary of Other Equity Instruments (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 2,196,000,000	£ 2,196,000,000	£ 2,191,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000	£ 500,000,000
Interest rate		0.0675	0.0675
Other equity interest maturity period		2024-06	2024-06
Other equity instruments	£ 496,000,000	£ 496,000,000	£ 496,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 750,000,000	£ 750,000,000
Interest rate	0.07375	0.07375	0.07375
Other equity interest maturity period		2022-06	2022-06
Other equity instruments	£ 0	£ 0	£ 745,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000	£ 500,000,000
Interest rate		0.0533	0.0533
Other equity instruments	0	£ 0	£ 0
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000	£ 500,000,000
Interest rate		0.0630	0.0630
Other equity interest maturity period		2025-03	2025-03
Other equity instruments	500,000,000	£ 500,000,000	£ 500,000,000
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 450,000,000	£ 450,000,000
Interest rate		0.0425	0.0425
Other equity interest maturity period		2026-03	2026-03
Other equity instruments	450,000,000	£ 450,000,000	£ 450,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 750,000,000	£ 750,000,000	£ 750,000,000
Interest rate	0.0650	0.0650	0.0650
Other equity interest maturity period		2027-09	2027-09
Other equity instruments	£ 750,000,000	£ 750,000,000	£ 0